Property and Equipment, net	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Property and Equipment, net [Abstract]
Property and Equipment, net
4.	Property and Equipment, net

The following is a summary of property and equipment:

	June 30,	September 30,
	2015	2014
	(unaudited)

Equipment and computer hardware	$684,880	$46,371
Office furniture	174,844	135,701
Leasehold Improvements	123,572	-
Equipment held under capital lease	66,272	53,112
	1,049,568	1,090,833
Less: accumulated depreciation	(533,211)	(854,127)
	$516,357	$236,706

Depreciation expense for the three and nine months ended June 30, 2015 was $36,666 and $87,673, respectively.

Depreciation expense for the three and nine months ended June 30, 2014 was $24,114 and $70,072, respectively.

4. Property and Equipment, net

The following is a summary of property and equipment:

	September 30,
	2014	2013
Computer equipment	$855,289	$756,197
Equipment	46,731	46,731
Office furniture	135,701	127,669
Equipment held under capital lease	53,112	53,112
	1,090,833	983,709
Less: accumulated depreciation	(854,127)	(744,894)
	$236,706	$238,815

Depreciation expense for the year ended September 30, 2014 and 2013 was $96,006 and $89,168, respectively.